Hawaii Municipal Bond Fund

Schedule of Investments

as of March 31, 2022

Face Amount (000)		Value (000)

MUNICIPAL BONDS — 98.1%

California — 1.2%
$35	Milpitas Unified School District, Ser A, GO 5.000%, 08/01/22, Pre-Refunded @ 100(A)	$35
75	North Orange County, Community College District, Ser B, GO 4.000%, 08/01/22	76
1,050	Orange County, Water District, Ser A, RB 5.000%, 08/15/23, Pre-Refunded @ 100(A)	1,097
35	San Mateo Foster City School District, Ser C, GO 3.500%, 08/01/22, Pre-Refunded @ 100(A)	35
255	University of California, Ser AF, RB 5.000%, 05/15/23, Pre-Refunded @ 100(A)	264

		1,507

Colorado — 0.1%
100	Denver City & County, School District No. 1, Ser B, GO, ST AID WITHHLDG Insured 5.000%, 12/01/22, Pre-Refunded @ 100(A)	102
45	University of Colorado, Ser A-2, RB 5.000%, 06/01/22, Pre-Refunded @ 100(A)	45

		147

Florida — 0.2%
205	Miami-Dade County, School Board, Ser D, COP 5.000%, 02/01/27	225

Hawaii — 93.2%
	Hawaii County, Ser A, GO
250	5.000%, 09/01/23	261
180	5.000%, 09/01/24	193
600	5.000%, 09/01/26	668
100	5.000%, 09/01/27	111
510	5.000%, 09/01/30	562
440	5.000%, 09/01/33	493
30	5.000%, 09/01/35	34
335	5.000%, 09/01/36	375
1,500	4.000%, 09/01/35	1,579

March 31, 2022	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Face Amount (000)		Value (000)

Hawaii — (continued)
$130	4.000%, 09/01/36	$144
	Hawaii County, Ser C, GO
450	5.000%, 09/01/24	482
110	5.000%, 09/01/27	122
	Hawaii County, Ser D, GO
200	5.000%, 09/01/25	220
300	5.000%, 09/01/27	333
	Hawaii State, Airports System Authority, Ser A, RB, AMT
115	5.000%, 07/01/31	129
1,000	5.000%, 07/01/36	1,159
2,000	5.000%, 07/01/45	2,130
1,000	4.000%, 07/01/39	1,051
1,000	Hawaii State, Airports System Authority, Ser B, RB, AMT 5.000%, 07/01/24	1,059
	Hawaii State, Airports System Authority, Ser D, RB
100	5.000%, 07/01/28	115
1,025	5.000%, 07/01/29	1,195
450	5.000%, 07/01/33	521
260	4.000%, 07/01/39	276
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
820	6.000%, 07/01/33	861
310	4.000%, 01/01/24	318
	Hawaii State, Department of Budget & Finance, RB
100	5.500%, 07/01/43	104
475	5.125%, 07/01/31	492
300	5.000%, 07/01/26	311
100	5.000%, 07/01/28	104
215	5.000%, 07/01/29	223
50	4.625%, 07/01/27	51
140	4.000%, 01/01/26	146
250	4.000%, 01/01/31	263
350	3.250%, 01/01/25	354
2,640	3.200%, 07/01/39	2,607
1,000	3.100%, 05/01/26	1,009
	Hawaii State, Department of Budget & Finance, Ser A, RB
250	5.000%, 07/01/22	252
575	5.000%, 07/01/26	596
350	5.000%, 07/01/27	380
75	5.000%, 07/01/29	81
815	5.000%, 07/01/30	882
3,155	5.000%, 07/01/35	3,398

March 31, 2022	www.bishopstreetfunds.com

(unaudited)

Face Amount (000)		Value (000)

Hawaii — (continued)
$1,295	4.000%, 07/01/40	$1,343
775	Hawaii State, Department of Budget & Finance, Ser B, RB 5.000%, 07/01/28	803
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, COP, AGM Insured
500	5.000%, 11/01/26	562
	Hawaii State, Department of Hawaiian Home Lands, RB
240	5.000%, 04/01/24	254
580	5.000%, 04/01/25	629
500	5.000%, 04/01/27	567
30	5.000%, 04/01/29	34
65	5.000%, 04/01/31	72
350	Hawaii State, Department of Hawaiian Home Lands, Ser A, RB 4.000%, 11/01/22	355
	Hawaii State, Department of Transportation, Airports Division Lease Revenue, COP, AMT
1,045	5.000%, 08/01/27	1,083
2,075	5.000%, 08/01/28	2,148
500	Hawaii State, Department of Transportation, COP, AMT Insured 5.250%, 08/01/25	521
	Hawaii State, Harbor System Revenue, Ser A, RB, AMT
1,000	5.000%, 07/01/24	1,063
1,000	5.000%, 07/01/26	1,112
450	4.000%, 07/01/36	486
	Hawaii State, Harbor System Revenue, Ser C, RB
1,250	4.000%, 07/01/32	1,386
75	4.000%, 07/01/38	82
1,000	4.000%, 07/01/39	1,087
800	4.000%, 07/01/40	869
	Hawaii State, Highway Revenue, RB
1,080	5.000%, 01/01/37	1,276
355	5.000%, 01/01/40	417
	Hawaii State, Highway Revenue, Ser A, RB
125	5.000%, 01/01/24	132
215	5.000%, 01/01/25	230
1,025	5.000%, 01/01/30	1,148
1,045	5.000%, 01/01/33	1,111
500	4.000%, 01/01/32	533
250	4.000%, 01/01/36	266
260	Hawaii State, Highway Revenue, Ser B, RB 5.000%, 01/01/24	274

March 31, 2022	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Face Amount (000)		Value (000)

Hawaii — (continued)
$200	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured 3.900%, 04/01/22	$200
1,000	Hawaii State, Housing Finance & Development, Wilikina Apartments Project, Ser A, RB 5.000%, 05/01/34	1,001
185	Hawaii State, Ser EE, GO 5.000%, 11/01/22, Pre-Refunded @ 100(A)	189
85	Hawaii State, Ser EE-2017, GO 5.000%, 11/01/22, Pre-Refunded @ 100(A)	87
1,115	Hawaii State, Ser EF, GO 5.000%, 11/01/22, Pre-Refunded @ 100(A)	1,139
975	Hawaii State, Ser EH, GO 5.000%, 08/01/23, Pre-Refunded @ 100(A)	1,017
95	Hawaii State, Ser EH-2017, GO 5.000%, 08/01/23 (B)	99
	Hawaii State, Ser EO, GO
1,460	5.000%, 08/01/24, Pre-Refunded @ 100(A)	1,562
1,210	5.000%, 08/01/29	1,288
1,105	5.000%, 08/01/30	1,176
75	Hawaii State, Ser EP, GO 5.000%, 08/01/24, Pre-Refunded @ 100(A)	80
	Hawaii State, Ser ET, GO
450	5.000%, 10/01/25, Pre-Refunded @ 100(A)	495
2,000	4.000%, 10/01/26	2,132
	Hawaii State, Ser FB, GO
50	4.000%, 04/01/29	53
450	3.000%, 04/01/35	454
	Hawaii State, Ser FG, GO
120	5.000%, 10/01/27	135
125	5.000%, 10/01/28	140
515	5.000%, 10/01/30	576
210	5.000%, 10/01/31	234
	Hawaii State, Ser FH, GO
120	5.000%, 10/01/27	135
75	4.000%, 10/01/31	80
1,990	Hawaii State, Ser FK, GO 5.000%, 05/01/29	2,260
685	Hawaii State, Ser FN, GO 5.000%, 10/01/30	781
170	Hawaii State, Ser FT, GO 5.000%, 01/01/30	195

March 31, 2022	www.bishopstreetfunds.com

(unaudited)

Face Amount (000)		Value (000)

Hawaii — (continued)
$835	5.000%, 01/01/31	$956
	Hawaii State, Ser FW, GO
975	5.000%, 01/01/30	1,143
2,040	5.000%, 01/01/37	2,360
1,210	5.000%, 01/01/39	1,396
	Honolulu City & County, Board of Water Supply, Ser A, RB
900	5.000%, 07/01/28	1,048
400	5.000%, 07/01/34	487
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
680	5.000%, 07/01/22, Pre-Refunded @ 100(A)	687
235	5.000%, 07/01/23	245
525	5.000%, 07/01/24	561
250	5.000%, 07/01/24, Pre-Refunded @ 100(A)	267
1,000	5.000%, 07/01/25	1,067
500	5.000%, 07/01/26	560
100	5.000%, 07/01/27	114
50	4.500%, 07/01/22, Pre-Refunded @ 100(A)	50
1,000	4.000%, 07/01/38	1,107
1,000	4.000%, 07/01/40	1,103
	Honolulu Hawaii City & County, GO
135	5.000%, 09/01/23	141
250	4.000%, 09/01/33	272
690	3.000%, 07/01/33	704
1,330	3.000%, 07/01/34	1,349
1,000	3.000%, 07/01/37	992
	Honolulu Hawaii City & County, Ser A, GO
50	5.000%, 11/01/22, Pre-Refunded @ 100(A)	51
1,000	5.000%, 10/01/23	1,048
350	5.000%, 10/01/29	384
800	5.000%, 10/01/31	876
530	5.000%, 09/01/32	603
1,420	5.000%, 10/01/32	1,553
200	5.000%, 10/01/36	218
1,500	5.000%, 10/01/37	1,636
1,175	5.000%, 09/01/38	1,353
25	4.000%, 11/01/22, Pre-Refunded @ 100(A)	25
750	4.000%, 07/01/34	838
	Honolulu Hawaii City & County, Ser B, GO
40	5.000%, 09/01/22	41
280	5.000%, 11/01/22	286
200	5.000%, 11/01/24	204

March 31, 2022	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Face Amount (000)		Value (000)

Hawaii — (continued)
$1,010	5.000%, 11/01/25	$1,031
	Honolulu Hawaii City & County, Ser C, GO
730	5.000%, 08/01/34	856
1,400	5.000%, 08/01/44	1,620
225	4.000%, 08/01/22	227
1,200	4.000%, 08/01/23	1,236
1,400	4.000%, 10/01/32	1,492
145	3.000%, 10/01/28	149
805	Honolulu Hawaii City & County, Ser D, GO 5.000%, 07/01/23	838
625	Honolulu Hawaii City & County, Ser F, GO 5.000%, 07/01/33	743
	Honolulu Hawaii City & County, Wastewater System Revenue, RB
1,000	5.000%, 07/01/25, Pre-Refunded @ 100(A)	1,095
500	5.000%, 07/01/39	584
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser A, RB
50	5.000%, 07/01/22	51
115	5.000%, 07/01/22, Pre-Refunded @ 100(A)	116
775	5.000%, 07/01/26	847
575	5.000%, 07/01/49	663
710	4.000%, 07/01/38	772
1,420	4.000%, 07/01/39	1,541
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
730	5.000%, 07/01/23	760
25	4.000%, 07/01/22, Pre-Refunded @ 100(A)	25
100	4.000%, 07/01/32	107
710	4.000%, 07/01/33	757
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser S, RB
105	5.000%, 07/01/27	115
	Kauai County, GO
160	5.000%, 08/01/26	180
75	5.000%, 08/01/27	86
65	5.000%, 08/01/28	74
25	5.000%, 08/01/30	29
250	5.000%, 08/01/37	282
	Kauai County, Ser A, GO
500	5.000%, 08/01/22, Pre-Refunded @ 100 (A)	506
315	4.000%, 08/01/22, Pre-Refunded @ 100 (A)	318

March 31, 2022	www.bishopstreetfunds.com

(unaudited)

Face Amount (000)		Value (000)

Hawaii — (continued)
	Maui County, GO
$460	5.000%, 03/01/24	$487
430	5.000%, 03/01/27	490
450	5.000%, 03/01/29	531
1,550	5.000%, 03/01/34	1,869
450	4.000%, 03/01/36	498
1,500	Maui County, RB 3.250%, 09/01/36	1,539
	University of Hawaii, Ser B, RB
1,500	5.000%, 10/01/34	1,635
1,000	4.000%, 10/01/23	1,033
	University of Hawaii, Ser D, RB
700	4.000%, 10/01/32	779
100	3.000%, 10/01/30	103
	University of Hawaii, Ser E, RB
1,485	5.000%, 10/01/25	1,635
1,430	5.000%, 10/01/32	1,594
	University of Hawaii, Ser F, RB
100	5.000%, 10/01/27	115
2,425	5.000%, 10/01/35	2,777

		118,905

Kentucky — 0.2%
200	Kentucky State, Public Energy Authority, Ser B, RB 4.000%, 07/01/22	201

Massachusetts — 0.1%
50	Massachusetts Port Authority, Ser B, RB 4.000%, 07/01/22 (B)	50
70	Massachusetts School Building Authority, Ser A, RB 4.000%, 08/15/22 (B)	71

		121

New York — 0.9%
50	New York City, Metropolitan Transportation Authority, Ser B, RB 5.000%, 11/15/23	52
55	New York City, Metropolitan Transportation Authority, Ser C, RB 5.000%, 11/15/22 (B)	56
1,000	New York City, Trust for Cultural Resources, Ser S, RB 5.000%, 07/01/41	1,060

March 31, 2022	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Face Amount (000)		Value (000)

New York — (continued)
$85	New York City, Water & Sewer System, RB 5.000%, 06/15/22, Pre-Refunded @ 100(A)	$86
50	New York City, Water & Sewer System, Ser EE, RB 4.000%, 06/15/22, Pre-Refunded @ 100(A)	50

		1,304

Oklahoma — 0.4%
500	Comanche County, Educational Facilities Authority, Ser A, RB 5.000%, 12/01/30	568
19	Oklahoma State, Development Finance Authority, RB 5.000%, 06/01/44	20

		588

Oregon — 0.1%
100	City of Portland Oregon, Oregon Limited Tax Revenue Bonds, Oregon Convention Center Completion Project, Ser B, GO 0.000%, 06/01/22 (C)	100

Tennessee — 0.3%
350	Crossville Tennessee, Water & Sewer Revenue, Ser C, RB 4.000%, 06/01/22	352

Texas — 0.8%
55	City of Killeen, GO 5.000%, 08/01/22, Pre-Refunded @ 100(A)	56
60	City of San Antonio, GO 4.000%, 08/01/22, Pre-Refunded @ 100(A)	61
1,000	Tomball City, Independent School District, GO, PSF-GTD Insured 5.000%, 02/15/28	1,080

		1,197

Utah — 0.4%
450	Utah State, Charter School Finance Authority, Ser A, RB, UT CSCE Insured 4.000%, 10/15/40	458

March 31, 2022	www.bishopstreetfunds.com

(unaudited)

Face Amount (000)		Value (000)

Washington — 0.2%
$200	Grant & Douglas Counties, School District No. 165-55J Ephrata, GO, SCH BD GTY Insured 5.000%, 12/01/22	$205

TOTAL MUNICIPAL BONDS (Cost $129,068)		125,310

Shares

CASH EQUIVALENT — 0.8%
1,011,360	First American Treasury Obligations Fund, Cl X, 0.235% (D) (Cost $1,011)	1,011

TOTAL INVESTMENTS (Cost $130,079) —98.9%		$126,321

Percentages are based on Net Assets of $127,705 (000).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.
(B)	Escrowed to maturity.
(C)	Zero coupon security.
(D)	The rate reported is the 7-day effective yield as of March 31, 2022.

AGM—Assured Guaranty Municipal

AMT—Alternative Minimum Tax

Cl—Class

COP—Certificate of Participation

FHLMC—Federal Home Loan Mortgage Corporation

GO—General Obligation

PSF-GTD—Guaranteed by Permanent School Fund

RB—Revenue Bond

Ser—Series

UT CSCE— Utah Charter School Enhancement Program

Cost figures are shown in thousands.

The following is a summary of the inputs used as of March 31, 2022, in valuing the Fund’s investments carried at value (000):

Hawaii Municipal Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$125,310	$—	$125,310
Cash Equivalent	1,011	—	—	1,011

Total Investments in Securities	$1,011	$125,310	$—	$126,321

March 31, 2022	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

BSF-QH-001-3800

March 31, 2022	www.bishopstreetfunds.com